ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivable

	As of
	December 31,
	2019	2020
	US$	US$
Accounts receivable	480,000	—
Allowance for doubtful accounts	—	—
	480,000	—